Share-Based Compensation	3 Months Ended
Jan. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Share-Based Compensation
NOTE 13:  SHARE-BASED COMPENSATION
For the three months ended January 31, 2022, the Bank recognized compensation expense for stock option awards of $10.1 million (three months ended January 31,

2021

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$10.0 million). During the three months ended January 31, 2022, 2.5 million (three months ended January 31, 2021 – 2.2 million) stock options were granted by the Bank at a weighted-average fair value of $12.41 per option (January 31, 2021 – $8.90 per option).
The following table summarizes the assumptions used for estimating the fair value of options for the three months ended January 31, 2022 and January 31, 2021.
Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the three months ended
	January 31 2022	January 31 2021
Risk-free interest rate	1.47%	0.71%
Option contractual life	10.0 years	10.0 years
Expected volatility 1	17.89%	18.50%
Expected dividend yield	3.66%	3.61%

Exercise price/share price	$95.33	$71.88

1	Expected volatility is calculated based on the average daily volatility measured over a historical period.